Note 15 - Stock-based Compensation - Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Outstanding Options, beginning (in shares) | shares	177,528,800
Outstanding Options, weighted average exercise price, beginning (in dollars per share) | $ / shares	$ 0.0869
Granted (in shares) | shares	51,055,000
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 0.031
Exercised (in shares) | shares	(84,750)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0274
Forfeited or expired (in shares) | shares	(20,661,150)
Forfeited or expired, weighted average exercise price (in dollars per share) | $ / shares	$ 0.1273
Outstanding Options, ending (in shares) | shares	207,837,900
Outstanding Options, weighted average exercise price, ending (in dollars per share) | $ / shares	$ 0.0692
Outstanding Options, weighted average remaining contractual life (Year)	4 years 138 days
Outstanding Options, aggregate intrinsic value | $	$ 246,000
Vested and Expected to Vest Options (in shares) | shares	205,165,725
Vested and Expected to Vest Options, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0696
Vested and Expected to Vest Options, weighted average remaining contractual life (Year)	4 years 127 days
Vested and Expected to Vest Options, aggregate intrinsic value | $	$ 229,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number | shares	138,407,300
Exercisable Options, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0808
Exercisable Options, weighted average remaining contractual life (Year)	3 years 73 days
Exercisable Options, aggregate intrinsic value | $	$ 47,000